Shareholder Report, Line Graph (Details) 196355_Roundhill Innovation-100 0DTE Covered Call Strategy ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Mar. 06, 2024	Dec. 31, 2025
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Roundhill Innovation-100 0DTE Covered Call Strategy ETF NAV
Accumulated Value	$ 11,793	$ 10,000	$ 14,091
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 11,101	$ 10,000	$ 13,600